Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 83,587	$ 79,303
Deferred Revenue, Current	20,361	17,297
Other Assets, Current	34,520	43,598
Revenues	1,042,499	1,265,458	$ 949,269
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,111	80,598	24,892
Sublease Income	40,506	30,819	3,643
Demurrage Income [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Demurrage income	13,959	23,159	13,649
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	19,777	24,512
Deferred Revenue, Current	7,115	6,075
Deferred Revenue, Period Increase (Decrease)	1,040
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in capitalized contract fulfilment costs	1,661
Other Assets, Current	2,772	4,433
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	32,837	50,419	54,943
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Adjustment to Operating Lease Income	$ 1,827	$ (649)	$ 4,551